Income Taxes - Summary of Reconciliation of Income Taxes Expenses (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
(Loss)/ income before income tax	$ 371,947,932	¥ 2,420,004,823	¥ 703,493,068	¥ (233,163,744)
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 92,986,983	¥ 605,001,206	¥ 175,873,268	¥ (58,290,936)
Effect of different tax rates	(56,471,748)	(367,422,131)	(72,661,772)
Exempt Income	(317,259)	(2,064,183)
Expenses not deductible for tax purposes	660,677	4,298,559	183,808	10,341,003
Income tax refund	(5,061,237)	(32,929,930)	(12,123,338)
Changes in valuation allowance	7,479,286	48,662,482	35,568,484	¥ 47,949,933
Income tax expenses	$ 39,276,702	¥ 255,546,003	¥ 126,840,450